Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net earned premium	$ 12,066.0	$ 9,721.4
Interest and dividends	783.5	559.0
Share of profit of associates	221.1	200.5
Net gains (losses) on investments	252.9	1,467.5
Gain on sale of subsidiary	0.0	1,018.6
Other revenue	4,434.2	3,257.6
Income	17,757.7	16,224.6
Canada
Disclosure of geographical areas [line items]
Net earned premium	1,306.9	1,196.8
United States
Disclosure of geographical areas [line items]
Net earned premium	7,466.8	6,148.7
Asia
Disclosure of geographical areas [line items]
Net earned premium	917.0	822.7
International
Disclosure of geographical areas [line items]
Net earned premium	2,375.3	1,553.2
Operating companies
Disclosure of geographical areas [line items]
Net earned premium	11,661.4	9,701.3
Interest and dividends	544.1	402.3
Share of profit of associates	93.7	23.5
Net gains (losses) on investments	(524.7)	1,558.3
Gain on sale of subsidiary		1,018.6
Other revenue	0.0	0.0
Operating companies | Canada
Disclosure of geographical areas [line items]
Net earned premium	1,306.9	1,196.8
Operating companies | United States
Disclosure of geographical areas [line items]
Net earned premium	7,460.5	6,125.0
Operating companies | Asia
Disclosure of geographical areas [line items]
Net earned premium	917.0	822.7
Operating companies | International
Disclosure of geographical areas [line items]
Net earned premium	1,977.0	1,556.8
Insurance and Reinsurance | Operating companies | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	1,119.2	1,019.7
Interest and dividends	67.0	54.1
Share of profit of associates	6.3	3.2
Net gains (losses) on investments	(55.6)	44.8
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	2,755.4	2,333.4
Interest and dividends	139.9	124.9
Share of profit of associates	65.8	7.2
Net gains (losses) on investments	(111.4)	253.1
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	1,960.9	1,852.8
Interest and dividends	64.6	33.8
Share of profit of associates	4.1	(1.1)
Net gains (losses) on investments	(144.2)	27.9
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	804.3	811.6
Interest and dividends	32.3	23.4
Share of profit of associates	4.4	(9.8)
Net gains (losses) on investments	(57.6)	26.6
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Brit
Disclosure of geographical areas [line items]
Net earned premium	1,479.7	1,536.9
Interest and dividends	55.3	32.6
Share of profit of associates	5.3	9.2
Net gains (losses) on investments	(63.1)	79.0
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Allied World
Disclosure of geographical areas [line items]
Net earned premium	2,286.8	1,028.7
Interest and dividends	117.2	65.9
Share of profit of associates	(3.8)	(17.6)
Net gains (losses) on investments	(66.9)	(26.5)
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Insurance and Reinsurance | Operating companies | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	189.5	327.6
Insurance and Reinsurance | Operating companies | Other
Disclosure of geographical areas [line items]
Net earned premium	1,065.6	790.6
Insurance and Reinsurance | Operating companies | Canada | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	1,108.2	1,007.2
Insurance and Reinsurance | Operating companies | Canada | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	70.2	76.8
Insurance and Reinsurance | Operating companies | Canada | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Canada | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Canada | Brit
Disclosure of geographical areas [line items]
Net earned premium	95.3	83.1
Insurance and Reinsurance | Operating companies | Canada | Allied World
Disclosure of geographical areas [line items]
Net earned premium	28.2	20.5
Insurance and Reinsurance | Operating companies | Canada | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.1
Insurance and Reinsurance | Operating companies | Canada | Other
Disclosure of geographical areas [line items]
Net earned premium	5.0	9.1
Insurance and Reinsurance | Operating companies | United States | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	11.0	12.5
Insurance and Reinsurance | Operating companies | United States | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	1,858.0	1,539.2
Insurance and Reinsurance | Operating companies | United States | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	1,958.0	1,852.6
Insurance and Reinsurance | Operating companies | United States | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	804.3	811.6
Insurance and Reinsurance | Operating companies | United States | Brit
Disclosure of geographical areas [line items]
Net earned premium	1,073.7	1,036.5
Insurance and Reinsurance | Operating companies | United States | Allied World
Disclosure of geographical areas [line items]
Net earned premium	1,671.9	773.7
Insurance and Reinsurance | Operating companies | United States | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | United States | Other
Disclosure of geographical areas [line items]
Net earned premium	83.6	98.9
Insurance and Reinsurance | Operating companies | Asia | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	319.8	247.2
Insurance and Reinsurance | Operating companies | Asia | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | Asia | Brit
Disclosure of geographical areas [line items]
Net earned premium	57.9	60.3
Insurance and Reinsurance | Operating companies | Asia | Allied World
Disclosure of geographical areas [line items]
Net earned premium	254.9	88.2
Insurance and Reinsurance | Operating companies | Asia | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	189.5	319.0
Insurance and Reinsurance | Operating companies | Asia | Other
Disclosure of geographical areas [line items]
Net earned premium	94.9	108.0
Insurance and Reinsurance | Operating companies | International | Northbridge
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | International | Odyssey Group
Disclosure of geographical areas [line items]
Net earned premium	507.4	470.2
Insurance and Reinsurance | Operating companies | International | Crum & Forster
Disclosure of geographical areas [line items]
Net earned premium	2.9	0.2
Insurance and Reinsurance | Operating companies | International | Zenith National
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Insurance and Reinsurance | Operating companies | International | Brit
Disclosure of geographical areas [line items]
Net earned premium	252.8	357.0
Insurance and Reinsurance | Operating companies | International | Allied World
Disclosure of geographical areas [line items]
Net earned premium	331.8	146.3
Insurance and Reinsurance | Operating companies | International | Fairfax Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	8.5
Insurance and Reinsurance | Operating companies | International | Other
Disclosure of geographical areas [line items]
Net earned premium	882.1	574.6
Runoff | Reportable segments
Disclosure of geographical areas [line items]
Net earned premium	404.6	20.1
Interest and dividends	43.7	28.9
Share of profit of associates	0.8	(6.1)
Net gains (losses) on investments	(107.6)	73.3
Gain on sale of subsidiary		0.0
Other revenue	0.0	0.0
Runoff | Reportable segments | Canada
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Runoff | Reportable segments | United States
Disclosure of geographical areas [line items]
Net earned premium	6.3	23.7
Runoff | Reportable segments | Asia
Disclosure of geographical areas [line items]
Net earned premium	0.0	0.0
Runoff | Reportable segments | International
Disclosure of geographical areas [line items]
Net earned premium	$ 398.3	$ (3.6)
Geographic | Net Premiums Earned | Canada
Disclosure of geographical areas [line items]
Allocation of net premiums earned	10.80%	12.30%
Geographic | Net Premiums Earned | United States
Disclosure of geographical areas [line items]
Allocation of net premiums earned	61.90%	63.20%
Geographic | Net Premiums Earned | Asia
Disclosure of geographical areas [line items]
Allocation of net premiums earned	7.60%	8.50%
Geographic | Net Premiums Earned | International
Disclosure of geographical areas [line items]
Allocation of net premiums earned	19.70%	16.00%